John Hancock
ESG International Equity Fund
Quarterly portfolio holdings 1/31/2023

Fund’s investments
As of 1-31-23 (unaudited)
	Shares	Value
Common stocks 96.3%		$153,882,954
(Cost $151,513,724)
Australia 2.8%		4,432,719
Macquarie Group, Ltd.	17,533	2,339,064
Mirvac Group	1,295,890	2,093,655
Brazil 2.4%		3,791,125
Itau Unibanco Holding SA, ADR	382,792	1,906,304
WEG SA	250,207	1,884,821
Canada 1.8%		2,978,791
Canadian Pacific Railway, Ltd.	37,754	2,978,791
Chile 1.7%		2,714,343
Sociedad Quimica y Minera de Chile SA, ADR	27,828	2,714,343
China 6.9%		10,976,077
Alibaba Group Holding, Ltd., ADR (A)	22,018	2,426,384
BYD Company, Ltd., H Shares	76,194	2,412,877
Ping An Insurance Group Company of China, Ltd., H Shares	436,427	3,390,035
Trip.com Group, Ltd., ADR (A)	74,722	2,746,781
Denmark 3.7%		5,870,647
Novo Nordisk A/S, B Shares	18,356	2,540,285
Orsted A/S (B)	20,006	1,781,575
Vestas Wind Systems A/S	52,929	1,548,787
Finland 2.3%		3,625,548
Sampo OYJ, A Shares	69,059	3,625,548
France 7.5%		11,958,833
AXA SA	167,467	5,224,789
Schneider Electric SE	23,180	3,760,142
Valeo	75,185	1,643,144
Worldline SA (A)(B)	29,334	1,330,758
Germany 8.3%		13,258,013
BioNTech SE, ADR	11,437	1,640,180
Deutsche Telekom AG	209,210	4,660,928
Infineon Technologies AG	60,077	2,163,391
SAP SE	28,527	3,381,577
Vonovia SE	49,984	1,411,937
Hong Kong 0.8%		1,252,395
China Traditional Chinese Medicine Holdings Company, Ltd.	2,613,996	1,252,395
India 1.6%		2,571,872
HDFC Bank, Ltd., ADR	38,181	2,571,872
Indonesia 4.0%		6,372,025
Bank Rakyat Indonesia Persero Tbk PT	10,127,625	3,105,818
Telkom Indonesia Persero Tbk PT	12,638,519	3,266,207
Ireland 0.9%		1,417,638
Kerry Group PLC, Class A	6,553	614,014
Kerry Group PLC, Class A (London Stock Exchange)	8,685	803,624
Japan 14.7%		23,578,880
Daikin Industries, Ltd.	13,419	2,330,809
Eisai Company, Ltd.	33,394	2,066,086
2	JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Hoya Corp.	20,303	$2,232,760
Kurita Water Industries, Ltd.	64,448	2,914,228
ORIX Corp.	195,334	3,434,556
Recruit Holdings Company, Ltd.	37,282	1,198,999
Shimano, Inc.	9,480	1,690,620
Shiseido Company, Ltd.	34,536	1,795,044
Sony Group Corp.	29,650	2,649,275
TDK Corp.	55,742	1,991,454
Yamaha Corp.	32,791	1,275,049
Netherlands 4.7%		7,481,925
ING Groep NV	282,210	4,086,458
Koninklijke Ahold Delhaize NV	113,763	3,395,467
Philippines 1.1%		1,854,239
BDO Unibank, Inc.	822,120	1,854,239
Singapore 2.8%		4,516,943
Oversea-Chinese Banking Corp., Ltd.	457,164	4,516,943
South Africa 1.8%		2,928,506
Naspers, Ltd., N Shares	15,147	2,928,506
South Korea 5.0%		7,946,486
LG Chem, Ltd. (A)	6,300	3,555,740
SK Hynix, Inc.	33,546	2,426,848
SK Telecom Company, Ltd., ADR	92,593	1,963,898
Sweden 2.6%		4,155,986
Atlas Copco AB, B Shares	171,812	1,812,206
Essity AB, B Shares	89,717	2,343,780
Switzerland 2.9%		4,713,149
Roche Holding AG	15,098	4,713,149
Taiwan 4.4%		6,980,823
Delta Electronics, Inc.	220,422	2,137,535
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	52,230	4,843,288
Thailand 1.6%		2,571,931
Kasikornbank PCL	583,146	2,571,931
United Kingdom 10.0%		15,934,060
AstraZeneca PLC	13,820	1,810,590
Barratt Developments PLC	421,010	2,392,905
Croda International PLC	17,931	1,528,378
Dechra Pharmaceuticals PLC	56,552	2,005,680
Spirax-Sarco Engineering PLC	13,909	1,986,788
SSE PLC	93,241	1,990,196
Unilever PLC (Euronext Amsterdam Exchange)	83,116	4,219,523

Total investments (Cost $151,513,724) 96.3%	$153,882,954
Other assets and liabilities, net 3.7%	5,956,807
Total net assets 100.0%	$159,839,761

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND	3

(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
The fund had the following sector composition as a percentage of net assets on 1-31-23:
Financials	24.2%
Industrials	12.7%
Consumer discretionary	12.6%
Information technology	11.4%
Health care	11.4%
Consumer staples	8.2%
Communication services	6.3%
Materials	4.9%
Utilities	2.4%
Real estate	2.2%
Other assets and liabilities, net	3.7%
TOTAL	100.0%
4	JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of January 31, 2023, by major security category or type:
	Total value at 1-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Australia	$4,432,719	—	$4,432,719	—
Brazil	3,791,125	$3,791,125	—	—
Canada	2,978,791	2,978,791	—	—
Chile	2,714,343	2,714,343	—	—
China	10,976,077	5,173,165	5,802,912	—
Denmark	5,870,647	—	5,870,647	—
Finland	3,625,548	—	3,625,548	—
France	11,958,833	—	11,958,833	—
Germany	13,258,013	1,640,180	11,617,833	—
Hong Kong	1,252,395	—	1,252,395	—
India	2,571,872	2,571,872	—	—
Indonesia	6,372,025	—	6,372,025	—
Ireland	1,417,638	—	1,417,638	—
Japan	23,578,880	—	23,578,880	—
Netherlands	7,481,925	—	7,481,925	—
Philippines	1,854,239	—	1,854,239	—
Singapore	4,516,943	—	4,516,943	—
South Africa	2,928,506	—	2,928,506	—
South Korea	7,946,486	1,963,898	5,982,588	—
|	5

	Total value at 1-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Sweden	$4,155,986	—	$4,155,986	—
Switzerland	4,713,149	—	4,713,149	—
Taiwan	6,980,823	$4,843,288	2,137,535	—
Thailand	2,571,931	—	2,571,931	—
United Kingdom	15,934,060	—	15,934,060	—
Total investments in securities	$153,882,954	$25,676,662	$128,206,292	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
6	|